United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 12/31/2012

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Shares			Value
		MUTUAL FUNDS—100.4%[1]
6,779,421		Federated Inflation-Protected Securities Core Fund	$77,014,220
700,766	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	700,766
242,627		High Yield Bond Portfolio	1,620,746
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $75,105,643)[3]	79,335,732
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(291,592)
		TOTAL NET ASSETS—100%	$79,044,140
The average notional amount of credit default swap contracts held by the Fund throughout the period was $16,200,000. This is based on the amounts held as of each month-end throughout the nine month fiscal period.
1	Affiliated holdings.
2	7-Day net yield.
3	At December 31, 2012, the cost of investments for federal tax purposes was $75,105,643. The net unrealized appreciation of investments for federal tax purposes was $4,230,089. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,230,089.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—3.8%
		Federal Home Loan Mortgage Corporation ARM—2.8%
$417,159		FHLMC ARM 781523, 2.354%, 5/01/2034	$443,150
598,423		FHLMC ARM 848194, 2.883%, 8/01/2035	642,660
436,265		FHLMC ARM 848746, 2.948%, 7/01/2034	463,923
440,785		FHLMC ARM 1H2662, 2.612%, 5/01/2036	473,315
		TOTAL	2,023,048
		Federal National Mortgage Association ARM—1.0%
201,080		FNMA ARM 745059, 2.518%, 9/01/2035	213,165
154,722		FNMA ARM 810320, 2.476%, 4/01/2034	165,137
307,189		FNMA ARM 881959, 2.593%, 2/01/2036	328,480
		TOTAL	706,782
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,694,265)	2,729,830
		Corporate Bonds—6.3%
		Automotive—2.0%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	150,375
500,000		Ford Motor Credit Co., 2.75%, 5/15/2015	510,542
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	521,646
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	231,250
		TOTAL	1,413,813
		Food & Beverage—0.6%
250,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	256,565
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.813%, 2/1/2015	100,125
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	111,000
		TOTAL	467,690
		Gaming—0.1%
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	53,875
		Health Care—1.1%
400,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 3.902%, 6/1/2015	400,250
400,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	422,000
		TOTAL	822,250
		Packaging & Containers—0.8%
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144, 7.375%, 10/15/2017	545,625
		Paper—0.1%
50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	52,750
		Restaurants—0.1%
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.808%, 3/15/2014	99,750
		Retailers—0.8%
500,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	524,368
6,000		The Yankee Candle Co., Inc., Sr. Note, Series B, 8.50%, 2/15/2015	6,045
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	51,880
		TOTAL	582,293
		Wireless Communications—0.7%
500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	540,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,532,367)	4,578,046
1

Principal Amount or Shares			Value
		Collateralized Mortgage Obligation—1.2%
$862,209		Federal National Mortgage Association REMIC 2010-134 BF, 0.640%, 10/25/2040 (IDENTIFIED COST $867,059)	$864,287
		Floating Rate Loans—6.7%
368,482		Ashland, Inc., Term Loan - 1st Lien, 3.75%, 8/23/2018	373,018
1,000,000		Dollar General Corp., Term Loan - 1st Lien, 3.063%, 7/6/2017	1,007,665
500,000		Kabel Deutschland Vertrieb und, Term Loan - 1st Lien, 4.25%, 2/1/2019	505,000
493,590		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, 2.913%, 2/2/2017	493,651
498,750		Nuance Communications, Inc., Term Loan - 1st Lien, 3.310%, 3/31/2016	502,117
993,722		Penn National Gaming, Inc., Term Loan - 1st Lien, 3.75%, 7/14/2018	998,303
500,000		PVH Corp., Term Loan - 1st Lien, 3.25%, 10/31/2019	503,472
497,500		Windstream Corp., Term Loan - 1st Lien, 4.00%, 8/8/2019	501,856
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $4,849,860)	4,885,082
		MUTUAL FUNDS—79.1%[3]
4,440,856		Federated Bank Loan Core Fund	45,385,546
1,616,117	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	1,616,117
1,032,690		Federated Project and Trade Finance Core Fund	10,099,712
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $56,708,702)	57,101,375
		TOTAL INVESTMENTS—97.1% (IDENTIFIED COST $69,652,253)[5]	70,158,620
		OTHER ASSETS AND LIABILITIES - NET—2.9%[6]	2,065,814
		TOTAL NET ASSETS—100%	$72,224,434
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Treasury Notes 10-Year Short Futures	15	$1,991,719	March 2013	$4,068
The average notional value of short futures contracts held by the Fund throughout the period was $1,799,961. This is based on the amounts held as of each month-end throughout the nine month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $2,726,183, which represented 3.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $2,726,183, which represented 3.8% of total net assets.
3	Affiliated holdings.
4	7-Day net yield.
5	At December 31, 2012, the cost of investments for federal tax purposes was $69,657,121. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $501,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $646,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $145,032.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
2

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,729,830	$—	$2,729,830
Corporate Bonds	—	4,578,046	—	4,578,046
Collateralized Mortgage Obligations	—	864,287	—	864,287
Floating Rate Loans	—	4,885,082	—	4,885,082
Mutual Funds	47,001,663	10,099,712	—	57,101,375
TOTAL SECURITIES	$47,001,663	$23,156,957	$—	$70,158,620
OTHER FINANCIAL INSTRUMENTS[2]	$4,068	$—	$—	$4,068
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
4
Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount			Value
		Mortgage-Backed Securities—84.5%
		Federal Home Loan Mortgage Corporation—25.2%
$24,683,068		3.500%, 11/1/2025 - 7/1/2042	$26,216,474
11,594,045		4.000%, 8/1/2025 - 12/1/2040	12,327,047
45,905,539		4.500%, 2/1/2024 - 9/1/2041	49,267,271
22,763,069		5.000%, 7/1/2020 - 10/1/2039	24,615,503
30,432,503		5.500%, 3/1/2021 - 9/1/2037	33,118,446
158,220		6.000%, 10/1/2017 - 2/1/2032	174,372
2,358,786		6.500%, 10/1/2037 - 10/1/2038	2,610,440
497,062		7.000%, 12/1/2031	570,760
779,532		7.500%, 9/1/2013 - 8/1/2031	905,912
		TOTAL	149,806,225
		Federal National Mortgage Association—54.0%
5,939,507		2.500%, 8/1/2027	6,213,600
41,194,248	[1]	3.000%, 6/1/2027 - 1/1/2043	43,351,378
39,207,111	[1]	3.500%, 8/1/2042 - 1/1/2043	41,815,545
82,479,778		4.000%, 12/1/2031 - 11/1/2042	89,100,272
35,691,646	[1]	4.500%, 12/1/2019 - 1/1/2043	38,764,119
33,992,250		5.000%, 1/1/2024 - 1/1/2040	36,913,431
15,511,314		5.500%, 12/1/2013 - 9/1/2037	16,917,385
35,786,854		6.000%, 10/1/2028 - 4/1/2038	39,609,858
6,964,055		6.500%, 6/1/2029 - 8/1/2037	7,771,503
881,692		7.000%, 8/1/2028 - 1/1/2032	1,008,285
2,027		7.500%, 1/1/2030	2,375
1,838		11.750%, 10/1/2015	1,991
274		13.000%, 8/1/2015	299
		TOTAL	321,470,041
		Government National Mortgage Association—5.3%
15,000,000	[1]	3.500%, 2/1/2043	16,288,662
8,815,411		5.000%, 11/20/2038 - 9/20/2039	9,661,304
2,028,633		5.500%, 12/20/2038	2,227,375
1,588,574		6.000%, 9/20/2038	1,765,551
989,345		7.500%, 12/15/2023 - 7/15/2030	1,149,639
95,237		8.250%, 10/15/2030	113,175
62,302		8.375%, 8/15/2030	71,782
170		11.250%, 9/20/2015	184
		TOTAL	31,277,672
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $479,217,622)	502,553,938
		Collateralized Mortgage Obligations—6.9%
		Federal Home Loan Mortgage Corporation—1.0%
5,380,000		2.412%, 8/25/2018, REMIC K704 A2	5,690,158
		Non-Agency Mortgage—5.9%
3,230,177		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,130,691
1,051,380		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	925,882
6,339,945	[2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	6,545,041
1,754,746		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,738,573
2,614,979		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,493,393

Principal Amount			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$72	[2,4]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 7.376%, 5/28/2018	$47
319,174	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 6.000%, 7/26/2024	244,455
4,682,046	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	116,115
440,411		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	444,696
1,653,542		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,682,984
3,309,716		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	3,398,827
3,642,419		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	3,748,109
6,709,859		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	6,783,770
2,249,209	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	340,980
4,043,480		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,784,076
		TOTAL	35,377,639
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $40,967,666)	41,067,797
		Commercial Mortgage-Backed Securities—7.8%
		Commercial Mortgage—7.8%
6,200,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	6,694,208
4,778,569	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	5,145,256
5,701,171	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,241,211
5,210,086	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,547,411
4,903,982	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,128,794
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,080,568
7,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	8,208,961
7,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	7,495,594
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,112,752)	46,542,003
		Repurchase Agreements—9.7%
11,260,000	[5]	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	11,260,000
16,301,000	[5,6]	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 12/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,036,667 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $255,028,640.	16,301,000
30,344,000	[5,6]	Interest in $500,000,000 joint repurchase agreement 0.18%, dated 12/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,082,500 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $513,182,482.	30,344,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	57,905,000
		TOTAL INVESTMENTS—108.9% (IDENTIFIED COST $622,203,040)[7]	648,068,738
		OTHER ASSETS AND LIABILITIES - NET—(8.9)%[8]	(52,917,340)
		TOTAL NET ASSETS—100%	$595,151,398
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9U.S. Treasury Note 10-Year Short Futures	75	$9,958,594	March 2013	$20,339
9U.S. Treasury Bond 30-Year Short Futures	40	$5,900,000	March 2013	$(46,340)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(26,001)
The average notional value of short futures contracts held by the Fund throughout the period was $27,433,578. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $43,499,112, which represented 7.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $42,797,515, which represented 7.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 7.376%, 5/28/2018	8/15/2001	$70	$47
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 6.000%, 7/26/2024	1/29/2002	$253,748	$244,455
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$125,656	$116,115
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$631,456	$340,980
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2012, the cost of investments for federal tax purposes was $622,203,040. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $25,865,698. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,049,843 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,184,145.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$502,553,938	$—	$502,553,938
Collateralized Mortgage Obligations	—	40,366,200	701,597	41,067,797
Commercial Mortgage-Backed Securities	—	46,542,003	—	46,542,003
Repurchase Agreements	—	57,905,000	—	57,905,000
TOTAL SECURITIES	$—	$647,367,141	$701,597	$648,068,738
OTHER FINANCIAL INSTRUMENTS*	$(26,001)	$—	$—	$(26,001)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 22, 2013